Life insurance assets and life insurance liabilities (Tables)	12 Months Ended
Sep. 30, 2020
Life insurance assets and life insurance liabilities
Schedule of life insurance assets and life insurance liabilities

Life insurance assets

Consolidated
$m	2020	2019
Investments held directly and in unit trusts
Unit Trusts	333	6,764
Equities	—	989
Debt Securities	2,818	1,589
Loans and other assets	442	25
Total life Insurance assets	3,593	9,367

Life insurance liabilities

Consolidated	Life investment		Life insurance
Reconciliation of movements in policy liabilities	contracts		contracts		Total
$m	2020	2019	2020	2019	2020	2019
Balance as at beginning of year	8,206	8,438	(829)	(841)	7,377	7,597
Movements in policy liabilities reflected in the income statement	221	504	338	12	559	516
Contract contributions recognised in policy liabilities	368	898	—	—	368	898
Contract withdrawals recognised in policy liabilities	(8,322)	(1,218)	—	—	(8,322)	(1,218)
Contract fees, expenses and tax recoveries	(44)	(73)	—	—	(44)	(73)
Change in external unit holders of managed investment schemes	1,458	(343)	—	—	1,458	(343)
Balance as at end of year	1,887	8,206	(491)	(829)	1,396	7,377